UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09397

                         The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund Semiannual Report — June 30, 2014

Mario J. Gabelli, CFA
Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund increased 9.3% compared with an increase of 18.7% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since
					Inception
	Six Months	1 Year	5 Year	10 Year	(8/31/99)
Class AAA (GABUX)	9.33%	20.61%	14.21%	9.45%	8.58%
S&P 500 Utilities Index	18.65	22.19	14.40	10.70	6.38
S&P 500 Index	7.14	24.61	18.83	7.78	4.65
Lipper Utility Fund Average	16.03	25.60	16.81	11.64	7.15
Class A (GAUAX)	9.23	20.60	14.21	9.45	8.59
With sales charge (b)	2.95	13.66	12.87	8.81	8.16
Class C (GAUCX)	8.82	19.71	13.36	8.65	7.96
With contingent deferred sales charge (c)	7.82	18.71	13.36	8.65	7.96
Class I (GAUIX)	9.49	20.98	14.48	9.61	8.69

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Utilities Fund

Actual Fund Return
Class AAA	$1,000.00	$1,093.30	1.36%	$ 7.06
Class A	$1,000.00	$1,092.30	1.36%	$ 7.06
Class C	$1,000.00	$1,088.20	2.11%	$10.92
Class I	$1,000.00	$1,094.90	1.11%	$ 5.77
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.36%	$ 6.80
Class A	$1,000.00	$1,018.05	1.36%	$ 6.80
Class C	$1,000.00	$1,014.33	2.11%	$10.54
Class I	$1,000.00	$1,019.29	1.11%	$ 5.56

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The Gabelli Utilities Fund

Energy and Utilities	62.6%
Communications	18.6%
U.S. Government Obligations	11.4%
Other	7.4%
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for  the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at  www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 88.5%
	ENERGY AND UTILITIES — 62.5%
	Alternative Energy — 0.1%
300,000	Algonquin Power & Utilities Corp.	$1,495,802	$2,313,856
35,500	NextEra Energy Partners LP†	900,132	1,189,605
26,000	Ormat Industries Ltd.	196,547	201,393
65,000	Ormat Technologies Inc.	1,685,559	1,873,950

		4,278,040	5,578,804

	Electric Integrated — 31.0%
343,000	ALLETE Inc.	12,552,203	17,613,050
100,000	Alliant Energy Corp.	3,410,794	6,086,000
708,000	Ameren Corp.	22,357,290	28,943,040
20,000	American DG Energy Inc.†	32,051	36,000
1,050,000	American Electric Power Co. Inc.	40,708,080	58,558,500
7,000	Atlantic Power Corp.†	112,389	28,602
250,000	Avista Corp.	5,740,248	8,380,000
800,000	Black Hills Corp.	23,092,364	49,112,000
16,000	Calpine Corp.†	309,022	380,960
171,758	Cleco Corp.	8,537,975	10,125,134
60,000	CMS Energy Corp.	402,675	1,869,000
240,000	Dominion Resources Inc.	10,106,393	17,164,800
5,000	DTE Energy Co.	196,215	389,350
485,000	Duke Energy Corp.	25,372,849	35,982,150
1,150,000	Edison International	40,949,870	66,826,500
820,000	El Paso Electric Co.	18,336,230	32,972,200
1,400	Entergy Corp.	96,612	114,926
950,000	Exelon Corp.	34,140,005	34,656,000
625,000	FirstEnergy Corp.	20,157,550	21,700,000
115,000	Fortis Inc.	3,606,944	3,499,414
1,540,000	Great Plains Energy Inc.	32,265,969	41,379,800
1,120,000	Hawaiian Electric Industries Inc.	27,223,625	28,358,400
42,000	IDACORP Inc.	1,703,782	2,428,860
500,000	Integrys Energy Group Inc.	28,707,061	35,565,000
81,000	ITC Holdings Corp.	1,977,769	2,954,880
341,000	MGE Energy Inc.	7,406,563	13,472,910
1,085,000	NextEra Energy Inc.	55,370,463	111,190,800
250,000	NiSource Inc.	5,535,697	9,835,000
814,000	NorthWestern Corp.	23,959,710	42,482,660
717,000	OGE Energy Corp.	10,673,144	28,020,360
754,045	Otter Tail Corp.	18,435,660	22,840,023
143,000	Pepco Holdings Inc.	2,876,373	3,929,640
120,000	PG&E Corp.	4,272,684	5,762,400
355,000	Pinnacle West Capital Corp.	14,784,308	20,533,200
1,630,000	PNM Resources Inc.	20,340,636	47,807,900
550,000	PPL Corp.	18,185,240	19,541,500
200,000	Public Service Enterprise Group Inc.	5,794,479	8,158,000
685,000	SCANA Corp.	27,347,922	36,859,850
1,380,000	TECO Energy Inc.	24,904,041	25,502,400

Shares		Cost	Market Value
440,000	The Empire District Electric Co.	$9,073,206	$11,299,200
560,000	The Southern Co.	20,965,192	25,412,800
39,000	Unitil Corp.	970,325	1,319,370
683,246	UNS Energy Corp.	34,262,798	41,274,891
535,000	Vectren Corp.	14,946,781	22,737,500
980,000	Westar Energy Inc.	23,537,816	37,426,200
712,000	Wisconsin Energy Corp.	17,733,796	33,407,040
390,000	Xcel Energy Inc.	8,554,883	12,569,700

		732,027,682	1,086,507,910

	Electric Transmission and Distribution — 2.5%
500,000	Consolidated Edison Inc.	24,970,114	28,870,000
1,070,000	Northeast Utilities	25,761,584	50,578,900
259,000	UIL Holdings Corp.	9,920,940	10,025,890

		60,652,638	89,474,790

	Global Utilities — 2.3%
11,000	AES Tiete SA, Preference	154,630	97,081
32,000	Chubu Electric Power Co. Inc.†	569,135	397,690
35,000	E.ON SE	898,724	722,717
12,004	EDF SA	268,995	378,053
5,000	EDP - Energias de Portugal SA, ADR	134,159	250,500
200,000	Electric Power Development Co. Ltd.	4,991,198	6,495,237
14,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference	156,265	68,559
190,000	Emera Inc.	4,704,399	6,073,661
35,000	Enagas SA	916,226	1,126,249
210,000	Endesa SA	5,408,752	8,123,374
260,000	Enel SpA	1,403,049	1,514,501
2,000	EuroSite Power Inc.†	1,300	1,240
500,000	Hera SpA	1,056,604	1,424,072
70,000	Hokkaido Electric Power Co. Inc.†	1,136,251	541,039
40,000	Hokuriku Electric Power Co.	661,406	530,280
185,000	Huaneng Power International Inc., ADR	4,990,614	8,369,400
67,000	Iberdrola SA, ADR	2,265,921	2,056,900
50,192	Iberdrola SA, London†	617,879	380,698
199,871	Iberdrola SA, Madrid	1,411,541	1,527,975
405,000	Korea Electric Power Corp., ADR	5,392,840	7,452,000
85,000	Kyushu Electric Power Co. Inc.†	1,297,064	957,356
17,000	National Grid plc, ADR	768,389	1,264,460
6,000	Niko Resources Ltd.†	32,509	12,314
6,000	Noble Energy Inc.	280,577	464,760
98,000	Red Electrica Corporacion SA	4,640,856	8,963,987

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
28,000	Shikoku Electric Power Co. Inc.†	$527,890	$390,820
2,000	Snam SpA	8,967	12,050
215,000	Statoil ASA	5,215,077	6,603,683
750,000	Talisman Energy Inc.	12,152,961	7,950,000
28,000	The Chugoku Electric Power Co. Inc.	509,466	381,975
340,000	The Kansai Electric Power Co. Inc.†	5,115,413	3,205,172
55,000	The Tokyo Electric Power Co. Inc.†	208,402	229,110
185,000	Tohoku Electric Power Co. Inc.	3,094,493	2,171,314

		70,991,952	80,138,227

	Merchant Energy — 1.9%
40,000	GenOn Energy Inc. - Old, Escrow†	0	0
15,000	GenOn Energy Inc., Escrow†	0	0
214,000	NRG Energy Inc.	5,115,605	7,960,800
3,700,000	The AES Corp.	43,348,528	57,535,000

		48,464,133	65,495,800

	Natural Gas Integrated — 11.9%
50,000	Apache Corp.	4,527,027	5,031,000
20,000	Atlas Energy LP	485,626	897,600
67,000	Devon Energy Corp.	4,076,918	5,319,800
2,000	Diamondback Energy Inc.†	114,020	177,600
21,000	Energen Corp.	271,496	1,866,480
1,370,000	Energy Transfer Equity LP	17,594,879	80,747,800
150,000	Hess Corp.	8,975,826	14,833,500
780,000	Kinder Morgan Inc.	22,121,163	28,282,800
2,268,000	National Fuel Gas Co.	117,198,897	177,584,400
500,000	Northwest Natural Gas Co.	22,532,956	23,575,000
568,000	ONEOK Inc.	8,362,434	38,669,440
605,000	Spectra Energy Corp.	13,340,308	25,700,400
250,000	UGI Corp.	8,034,903	12,625,000

		227,636,453	415,310,820

	Natural Gas Utilities — 5.0%
126,000	AGL Resources Inc.	4,911,976	6,933,780
90,000	Atmos Energy Corp.	2,483,661	4,806,000
90,000	CenterPoint Energy Inc.	1,721,723	2,298,600
39,000	Chesapeake Utilities Corp.	1,146,091	2,781,870
1,200,000	CONSOL Energy Inc.	45,408,536	55,284,000
325,032	Corning Natural Gas Holding Co.(a)	3,701,652	6,559,146
160,000	Delta Natural Gas Co. Inc.	2,391,246	3,513,600
60,000	Gulf Coast Ultra Deep Royalty Trust†	104,998	175,800

Shares		Cost	Market Value
7,000	New Jersey Resources Corp.	$328,068	$400,120
145,000	ONE Gas Inc.	1,192,599	5,473,750
72,000	Piedmont Natural Gas Co. Inc.	1,793,795	2,693,520
48,000	Questar Corp.	853,212	1,190,400
44,000	RGC Resources Inc.	701,712	849,200
70,000	South Jersey Industries Inc.	1,982,945	4,228,700
1,155,000	Southwest Gas Corp.	37,071,948	60,972,450
270,000	The Laclede Group Inc.	9,394,065	13,108,500
96,000	WGL Holdings Inc.	3,858,643	4,137,600

		119,046,870	175,407,036

	Natural Resources — 2.2%
14,000	Alliance Holdings GP LP	276,626	907,060
74,000	Anadarko Petroleum Corp.	5,465,387	8,100,780
360,000	BP plc, ADR	15,920,592	18,990,000
425,000	Cameco Corp.	9,170,201	8,334,250
10,000	Compania de Minas Buenaventura SA, ADR	112,725	118,100
657,827	Mueller Industries Inc.	13,861,342	19,346,692
25,000	Occidental Petroleum Corp.	1,921,637	2,565,750
840,079	Peabody Energy Corp.	15,314,948	13,735,292
225,000	Tullow Oil plc	4,240,776	3,286,513
5,000	Ultra Petroleum Corp.†	126,351	148,450
7,000	Unit Corp.†	402,078	481,810

		66,812,663	76,014,697

	Services — 1.7%
300,000	ABB Ltd., ADR	4,539,462	6,906,000
29,000	Areva SA†	990,836	615,500
20,000	Halliburton Co.	644,089	1,420,200
35,000	MDU Resources Group Inc.	760,550	1,228,500
59,000	Patterson-UTI Energy Inc.	910,845	2,061,460
100,000	Rowan Companies plc, Cl. A	3,474,109	3,193,000
12,000	Tenaris SA, ADR	277,440	565,800
1,870,000	Weatherford International plc†	27,816,771	43,010,000

		39,414,102	59,000,460

	Water — 1.9%
8,000	American States Water Co.	110,252	265,840
122,000	American Water Works Co. Inc.	2,966,189	6,032,900
560,000	Aqua America Inc.	9,350,195	14,683,200
5,000	California Water Service Group	90,622	121,000
10,500	Connecticut Water Service Inc.	264,790	355,635
15,000	Consolidated Water Co. Ltd.	180,744	176,550
20,000	Middlesex Water Co.	356,954	423,600
990,000	Severn Trent plc	26,797,904	32,733,433
288,034	SJW Corp.	7,185,787	7,834,525
89,000	The York Water Co.	1,239,521	1,852,980

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Water (Continued)
44,000	United Utilities Group plc, ADR	$1,185,493	$1,328,360

		49,728,451	65,808,023

	Diversified Industrial — 1.9%
30,000	AZZ Inc.	1,212,304	1,382,400
40,000	Dresser-Rand Group Inc.†	2,428,725	2,549,200
1,860,000	General Electric Co.	34,554,180	48,880,800
332,159	Mueller Water Products Inc., Cl. A	1,734,234	2,869,854
23,000	Park-Ohio Holdings Corp.	433,247	1,336,530
235,000	Tyco International Ltd.	6,341,902	10,716,000

		46,704,592	67,734,784

	Environmental Services — 0.1%
20,000	Covanta Holding Corp.	353,297	412,200
91,991	Veolia Environnement SA	1,406,990	1,752,779

		1,760,287	2,164,979

	TOTAL ENERGY AND UTILITIES	1,467,517,863	2,188,636,330

	COMMUNICATIONS — 18.6%
	Cable and Satellite — 6.7%
1,900,000	British Sky Broadcasting Group plc	20,738,326	29,394,852
2,650,000	Cablevision Systems Corp., Cl. A	38,846,360	46,772,500
42,000	Charter Communications Inc., Cl. A†	1,988,178	6,651,960
25,000	Cogeco Cable Inc.	684,204	1,384,424
70,000	Cogeco Inc.	1,589,491	3,608,734
76,000	Comcast Corp., Cl. A	1,633,462	4,079,680
750,000	Comcast Corp., Cl. A, Special	16,688,474	39,997,500
80,000	DIRECTV†	6,345,461	6,800,800
618,000	DISH Network Corp., Cl. A†	12,461,319	40,219,440
336,000	EchoStar Corp., Cl. A†	7,067,463	17,787,840
172,000	Liberty Global plc, Cl. A†	2,327,363	7,605,840
172,000	Liberty Global plc, Cl. C†	2,236,094	7,277,320
85,000	Rogers Communications Inc., Cl. B	2,226,359	3,421,250
12,000	Shaw Communications Inc., Cl. B	148,195	307,920
470,000	Sky Deutschland AG†	4,394,501	4,329,947
90,000	Time Warner Cable Inc.	5,078,950	13,257,000
50,000	Tokyo Broadcasting System Holdings Inc.	683,652	613,494

		125,137,852	233,510,501

Shares		Cost	Market Value
	Computer Services Software and Systems — 0.1%
330,026	Internap Network Services Corp.†	$2,153,495	$2,326,683

	Telecommunications — 9.3%
850,000	AT&T Inc.	24,450,841	30,056,000
140,000	Atlantic Tele-Network Inc.	5,994,136	8,120,000
640,000	BCE Inc.	19,121,133	29,030,400
160,000	Belgacom SA	5,203,394	5,309,599
20,000,000	Cable & Wireless Communications plc	13,380,104	16,857,201
300,000	CenturyLink Inc.	9,516,866	10,860,000
3,700,000	Cincinnati Bell Inc.†	12,386,020	14,541,000
35,000	Deutsche Telekom AG	428,748	613,447
790,000	Deutsche Telekom AG, ADR	11,065,644	13,840,800
360,000	Global Telecom Holding, GDR†(b)	1,464,194	1,284,480
20,000	Jazztel plc†	216,949	284,814
1,440,000	Koninklijke KPN NV†	4,192,069	5,246,940
18,000	Koninklijke KPN NV, ADR†	80,480	66,240
190,000	Level 3 Communications Inc.†	6,734,004	8,342,900
96,000	Loral Space & Communications Inc.†	3,408,106	6,978,240
2,200	Mobistar SA†	33,392	41,994
153,000	Nippon Telegraph & Telephone Corp.	7,575,368	9,542,017
330,000	Orascom Telecom Media and Technology Holding SAE, GDR†(c)	534,301	297,000
75,877	Philippine Long Distance Telephone Co., ADR	4,184,730	5,112,592
345,000	Portugal Telecom SGPS SA	2,012,002	1,264,165
345,000	Portugal Telecom SGPS SA, ADR	2,007,917	1,262,700
2,000	PT Indosat Tbk	1,061	622
1,000	Shenandoah Telecommunications Co.	15,867	30,460
2,300,000	Singapore Telecommunications Ltd.	5,695,042	7,101,612
124,000	Swisscom AG, ADR	4,615,729	7,217,420
8,000	Tele2 AB, Cl. B	141,042	94,230
180,000	Telecom Italia SpA, ADR†	2,353,655	2,271,600
232,500	Telefonica Brasil SA, ADR	4,193,042	4,768,575
53,000	Telefonica Deutschland Holding AG	350,773	438,268
570,000	Telefonica SA, ADR	10,659,898	9,781,200
450,000	Telekom Austria AG	5,398,707	4,399,562
455,000	Telenet Group Holding NV†	20,723,410	25,930,576
560,000	Telephone & Data Systems Inc.	15,359,784	14,621,600
35,200	Telio Holding ASA	257,885	269,716

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
500,967	tw telecom inc.†	$10,299,368	$20,193,980
1,078,810	Verizon Communications Inc.	39,294,508	52,786,173
600,000	VimpelCom Ltd., ADR	7,582,376	5,040,000
40,000	Ziggo NV	1,842,865	1,849,651

		262,775,410	325,747,774

	Wireless Communications — 2.5%
60,000	America Movil SAB de CV, Cl. L, ADR	1,015,391	1,245,000
70,000	China Mobile Ltd., ADR	2,817,689	3,402,700
60,000	China Unicom Hong Kong Ltd., ADR	803,047	919,800
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	82
69,000	Millicom International Cellular SA	6,523,493	6,321,090
232,000	Millicom International Cellular SA, SDR	18,796,257	21,250,159
6,500	Mobile TeleSystems OJSC, ADR	86,498	128,310
275,000	NII Holdings Inc.†	958,988	151,250
465,000	NTT DoCoMo Inc.	7,286,947	7,950,052
140,000	SK Telecom Co. Ltd., ADR	2,493,493	3,631,600
400	SmarTone Telecommunications Holdings Ltd.	207	504
34,012	Tim Participacoes SA, ADR	742,668	987,368
470,000	Turkcell Iletisim Hizmetleri A/S, ADR†	6,836,880	7,332,000
361,000	United States Cellular Corp.†	16,165,886	14,728,800
590,000	Vodafone Group plc, ADR	26,012,011	19,700,100

		90,539,474	87,748,815

	TOTAL COMMUNICATIONS	480,606,231	649,333,773

	OTHER — 7.4%
	Aerospace — 1.4%
320,000	Exelis Inc.	4,611,008	5,433,600
2,300,000	Rolls-Royce Holdings plc	20,251,701	42,077,971
308,200,000	Rolls-Royce Holdings plc, Cl. C†(d)	517,097	527,451

		25,379,806	48,039,022

	Aviation: Parts and Services — 0.1%
34,000	Curtiss-Wright Corp.	1,041,613	2,229,040

	Building and Construction — 0.0%
15,000	Acciona SA	1,752,552	1,341,640

Shares		Cost	Market Value
	Business Services — 0.7%
1,400,015	Clear Channel Outdoor Holdings Inc., Cl. A	$7,188,887	$11,452,123
40,000	Macquarie Infrastructure Co. LLC	851,344	2,494,800
10,000	McGrath RentCorp	287,814	367,500
100,000	MICROS Systems Inc.†	6,785,748	6,790,000
40,060	Susser Holdings Corp.†	3,188,445	3,233,643

		18,302,238	24,338,066

	Computer Software and Services — 0.1%
730,000	EarthLink Holdings Corp.	3,932,907	2,715,600

	Consumer Services — 0.1%
70,000	The ADT Corp.	2,410,445	2,445,800

	Diversified Industrial — 0.4%
1,000	Alstom SA	31,457	36,458
27,000	Bouygues SA	894,260	1,123,552
20,000	Donaldson Co. Inc.	671,060	846,400
120,000	ITT Corp.	2,528,447	5,772,000
11,000	Pentair plc	460,424	793,320
12,000	Raven Industries Inc.	293,571	397,680
15,000	Svenska Cellulosa AB, Cl. A	254,598	390,179
138,000	Twin Disc Inc.	3,816,140	4,560,900

		8,949,957	13,920,489

	Electronics — 0.8%
310,000	Corning Inc.	3,776,238	6,804,500
66,000	Hittite Microwave Corp.	5,153,260	5,144,700
850,000	Sony Corp., ADR	16,338,087	14,254,500
50,000	Texas Instruments Inc.	1,533,470	2,389,500

		26,801,055	28,593,200

	Entertainment — 1.6%
600,000	Grupo Televisa SAB, ADR	14,713,337	20,586,000
1,400,000	Vivendi SA	35,404,989	34,257,155

		50,118,326	54,843,155

	Financial Services — 0.3%
171,000	Kinnevik Investment AB, Cl. A	3,706,481	7,357,948
80,000	Kinnevik Investment AB, Cl. B	2,553,286	3,409,987
25,000	W. R. Berkley Corp.	950,184	1,157,750

		7,209,951	11,925,685

	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	282,987

	Machinery — 0.7%
70,007	Astec Industries Inc.	2,362,038	3,071,907
1,000	Flowserve Corp.	38,156	74,350
83,000	The Gorman-Rupp Co.	1,934,540	2,935,710
500,000	Xylem Inc.	13,982,154	19,540,000

		18,316,888	25,621,967

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Metals and Mining — 0.5%
300,000	Freeport-McMoRan Copper & Gold Inc.	$9,420,995	$10,950,000
50,141	Haynes International Inc.	2,497,173	2,837,479
55,000	Materion Corp.	1,421,445	2,034,450
14,000	Vulcan Materials Co.	612,764	892,500

		13,952,377	16,714,429

	Transportation — 0.7%
387,200	GATX Corp.	11,647,849	25,919,168
30,014	Providence and Worcester Railroad Co.	443,758	547,756

		12,091,607	26,466,924

	TOTAL OTHER	190,521,678	259,478,004

	TOTAL COMMON STOCKS	2,138,645,772	3,097,448,107

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
22,000	Cincinnati Bell Inc., 6.750%, Ser. B	729,255	1,055,978

	WARRANTS — 0.1% ENERGY AND UTILITIES — 0.1%

	Natural Gas Integrated — 0.1%
1,425,000	Kinder Morgan Inc., expire 05/25/17†	2,382,770	3,961,500

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 08/04/16†(c)	381,976	447,810

	TOTAL WARRANTS	2,764,746	4,409,310

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 11.4%
$398,822,000	U.S. Treasury Bills, 0.010% to 0.110%††, 07/10/14 to 12/18/14	398,771,402	398,783,018

	TOTAL INVESTMENTS — 100.0%	$2,540,911,175	3,501,696,413

	Other Assets and Liabilities (Net) — 0.0%		40,060

	NET ASSETS — 100.0%		$3,501,736,473

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2014, the market value of the Regulation S security amounted to $1,284,480 or 0.04% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
360,000	Global Telecom Holding, GDR	05/05/09	$1,464,194	$3.5680
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of Rule 144A securities amounted to $744,810 or 0.02% of net assets.

(d)

At June 30, 2014, the Fund held an investment in a restricted and illiquid security amounting to $527,451 or 0.02% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
308,200,000	Rolls-Royce Holdings plc, Cl. C	04/23/14	$517,097	$0.0017
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
OJSC Open Joint Stock Company
SDR Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $2,537,209,523)	$3,495,137,267
Investments in affiliates, at value (cost $3,701,652)	6,559,146
Receivable for Fund shares sold	13,234,108
Receivable for investments sold	3,201,655
Dividends receivable	8,562,777
Prepaid expenses	137,614

Total Assets	3,526,832,567

Liabilities:
Payable to custodian	32,166
Payable for investments purchased	16,776,525
Payable for Fund shares redeemed	3,412,311
Payable for investment advisory fees	2,808,095
Payable for distribution fees	1,360,022
Payable for accounting fees	11,250
Other accrued expenses	695,725

Total Liabilities	25,096,094

Net Assets (applicable to 656,732,983 shares outstanding)	$3,501,736,473

Net Assets Consist of:
Paid-in capital	$2,524,050,928
Accumulated net investment income	13,586,167
Accumulated net realized gain on investments and foreign currency transactions	3,282,040
Net unrealized appreciation on investments	960,785,238
Net unrealized appreciation on foreign currency translations	32,100

Net Assets	$3,501,736,473

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($848,497,361 ÷ 148,888,436 shares outstanding)	$5.70
Class A:
Net Asset Value and redemption price per share ($1,278,316,381 ÷ 221,863,115 shares outstanding)	$5.76
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$6.11
Class C:
Net Asset Value and offering price per share ($1,162,112,193 ÷ 249,526,745 shares outstanding)	$4.66	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($212,810,538 ÷ 36,454,687 shares outstanding)	$5.84

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $688,640)	$56,567,468
Dividends - Affiliated	87,759
Interest	141,862

Total Investment Income	56,797,089

Expenses:
Investment advisory fees	15,954,461
Distribution fees - Class AAA	962,944
Distribution fees - Class A	1,448,622
Distribution fees - Class C	5,356,480
Shareholder services fees	1,070,061
Shareholder communications expenses	190,574
Custodian fees	172,376
Registration expenses	97,403
Trustees’ fees	67,938
Legal and audit fees	26,717
Accounting fees	22,500
Interest expense	403
Miscellaneous expenses	78,271

Total Expenses	25,448,750

Net Investment Income	31,348,339

Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	19,483,276
Net realized loss on foreign currency transactions	(147,156)

Net realized gain on investments and foreign currency transactions	19,336,120

Net change in unrealized appreciation/depreciation:
on investments	237,277,646
on foreign currency translations	(10,329)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	237,267,317

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	256,603,437

Net Increase in Net Assets Resulting from Operations	$287,951,776

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
Operations:
Net investment income	$31,348,339		$38,689,274
Net realized gain on investments and foreign currency transactions	19,336,120		57,058,387
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	237,267,317		413,573,843

Net Increase in Net Assets Resulting from Operations	287,951,776		509,321,504

Distributions to Shareholders:
Net investment income
Class AAA	(5,031,405	)*	(8,066,873)
Class A	(7,496,047	)*	(12,291,916)
Class B**	—		(59)
Class C	(8,459,751	)*	(13,783,171)
Class I	(1,217,226	)*	(2,025,070)

	(22,204,429)		(36,167,089)

Net realized gain
Class AAA	(1,397,612	)*	(12,704,341)
Class A	(2,082,235	)*	(19,358,269)
Class B**	—		(94)
Class C	(2,349,931	)*	(21,706,812)
Class I	(338,118	)*	(3,189,238)

	(6,167,896)		(56,958,754)

Return of capital
Class AAA	(52,270,703	)*	(79,500,225)
Class A	(77,875,603	)*	(121,138,657)
Class B**	—		(586)
Class C	(87,887,409	)*	(135,835,188)
Class I	(12,645,631	)*	(19,957,366)

	(230,679,346)		(356,432,022)

Total Distributions to Shareholders	(259,051,671)		(449,557,865)

Shares of Beneficial Interest Transactions:
Class AAA	97,845,026		126,795,478
Class A	150,190,068		144,034,758
Class B**	—		(17,473)
Class C	130,189,476		158,613,933
Class I	29,345,989		12,092,066

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	407,570,559		441,518,762

Redemption Fees	6,074		9,740

Net Increase in Net Assets	436,476,738		501,292,141
Net Assets:
Beginning of year	3,065,259,735		2,563,967,594

End of period (including undistributed net investment income of $13,586,167 and $4,442,257, respectively)	$3,501,736,473		$3,065,259,735

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
**	Class B Shares were fully redeemed and closed on April 25, 2013.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses		Portfolio Turnover Rate
Class AAA
2014(c)	$5.62	$0.06	$0.44	$0.50	$(0.04)*	$(0.01)*	$(0.37)*	$(0.42)	$0.00	$5.70	9.3%	$848,497	2.20	%(d)	1.36	%(d)	3%
2013	5.43	0.09	0.94	1.03	(0.07)	(0.10)	(0.67)	(0.84)	0.00	5.62	20.2	738,742	1.60		1.37		11
2012	6.03	0.08	0.16	0.24	(0.05)	(0.10)	(0.69)	(0.84)	0.00	5.43	4.3	590,457	1.36		1.39		15
2011	6.38	0.08	0.41	0.49	(0.06)	(0.01)	(0.77)	(0.84)	0.00	6.03	8.0	686,609	1.32		1.40		22
2010	6.46	0.11	0.65	0.76	(0.11)	—	(0.73)	(0.84)	0.00	6.38	13.0	396,063	1.73		1.43		19
2009	6.43	0.16	0.71	0.87	(0.13)	—	(0.71)	(0.84)	0.00	6.46	15.5	189,534	2.57		1.47		12
Class A
2014(c)	$5.68	$0.06	$0.44	$0.50	$(0.04)*	$(0.01)*	$(0.37)*	$(0.42)	$0.00	$5.76	9.2%	$1,278,316	2.20	%(d)	1.36	%(d)	3%
2013	5.48	0.09	0.95	1.04	(0.07)	(0.10)	(0.67)	(0.84)	0.00	5.68	20.2	1,109,532	1.60		1.37		11
2012	6.08	0.08	0.16	0.24	(0.05)	(0.10)	(0.69)	(0.84)	0.00	5.48	4.3	931,577	1.37		1.39		15
2011	6.42	0.08	0.42	0.50	(0.06)	(0.01)	(0.77)	(0.84)	0.00	6.08	8.2	936,899	1.32		1.40		22
2010	6.50	0.11	0.65	0.76	(0.11)	—	(0.73)	(0.84)	0.00	6.42	12.9	527,981	1.73		1.43		19
2009	6.46	0.16	0.72	0.88	(0.13)	—	(0.71)	(0.84)	0.00	6.50	15.6	278,607	2.58		1.47		12
Class C
2014(c)	$4.69	$0.03	$0.36	$0.39	$(0.04)*	$(0.01)*	$(0.37)*	$(0.42)	$0.00	$4.66	8.8%	$1,162,112	1.45	%(d)	2.11	%(d)	3%
2013	4.68	0.04	0.81	0.85	(0.07)	(0.10)	(0.67)	(0.84)	0.00	4.69	19.5	1,037,073	0.85		2.12		11
2012	5.35	0.03	0.14	0.17	(0.05)	(0.10)	(0.69)	(0.84)	0.00	4.68	3.5	880,503	0.62		2.14		15
2011	5.79	0.03	0.37	0.40	(0.06)	(0.01)	(0.77)	(0.84)	0.00	5.35	7.3	901,840	0.57		2.15		22
2010	5.98	0.06	0.59	0.65	(0.11)	—	(0.73)	(0.84)	0.00	5.79	12.1	544,110	0.98		2.18		19
2009	6.06	0.10	0.66	0.76	(0.13)	—	(0.71)	(0.84)	0.00	5.98	14.6	319,960	1.84		2.22		12
Class I
2014(c)	$5.74	$0.07	$0.45	$0.52	$(0.04)*	$(0.01)*	$(0.37)*	$(0.42)	$0.00	$5.84	9.5%	$212,811	2.44	%(d)	1.11	%(d)	3%
2013	5.52	0.11	0.95	1.06	(0.07)	(0.10)	(0.67)	(0.84)	0.00	5.74	20.4	179,913	1.85		1.12		11
2012	6.10	0.10	0.16	0.26	(0.05)	(0.10)	(0.69)	(0.84)	0.00	5.52	4.6	161,415	1.68		1.14		15
2011	6.43	0.10	0.41	0.51	(0.06)	(0.01)	(0.77)	(0.84)	0.00	6.10	8.3	95,944	1.58		1.15		22
2010	6.49	0.12	0.66	0.78	(0.11)	—	(0.73)	(0.84)	0.00	6.43	13.3	41,440	1.97		1.18		19
2009	6.44	0.17	0.72	0.89	(0.13)	—	(0.71)	(0.84)	0.00	6.49	15.8	16,381	2.82		1.22		12

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2014, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 31, 1999. The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Merchant Energy	$65,495,800	—	$ 0	$ 65,495,800
Other Industries (a)	2,123,140,530	—	—	2,123,140,530
COMMUNICATIONS (a)	649,333,773	—	—	649,333,773
OTHER
Aerospace	47,511,571	—	527,451	48,039,022
Other Industries (a)	211,438,982	—	—	211,438,982

Total Common Stocks	3,096,920,656	—	527,451	3,097,448,107

Convertible Preferred Stocks (a)	1,055,978	—	—	1,055,978
Warrants (a)	3,961,500	$ 447,810	—	4,409,310
U.S. Government Obligations	—	398,783,018	—	398,783,018

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,101,938,134	$399,230,828	$527,451	$3,501,696,413

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2014, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2014, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$44,660,139
Long term capital gains	48,465,704
Return of capital	356,432,022

Total distributions paid	$449,557,865

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,552,771,323	$995,307,420	$(46,382,330)	$948,925,090

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $229,929,126 and $95,114,905, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $155,469 to G.research, Inc., an affiliate of the Adviser. Additionally the Distributor retained a total of $1,190,427 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2014, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	25,144,670	$140,361,363	43,079,709	$242,485,938
Shares issued upon reinvestment of distributions	9,146,709	50,866,075	15,099,647	84,474,967
Shares redeemed	(16,742,387)	(93,382,412)	(35,616,131)	(200,165,427)

Net increase	17,548,992	$97,845,026	22,563,225	$126,795,478

Class A
Shares sold	36,693,475	$207,482,422	57,464,309	$328,072,944
Shares issued upon reinvestment of distributions	11,621,718	65,306,586	18,987,981	107,199,344
Shares redeemed	(21,717,440)	(122,598,940)	(51,286,397)	(291,237,530)

Net increase	26,597,753	$150,190,068	25,165,893	$144,034,758

Class B*
Shares issued upon reinvestment of distributions	—	$—	155	$739
Shares redeemed	—	—	(3,675)	(18,212)

Net decrease	—	$—	(3,520)	$(17,473)

Class C
Shares sold	32,818,828	$151,445,467	50,445,854	$241,661,767
Shares issued upon reinvestment of distributions	16,192,739	74,191,913	26,807,285	126,987,108
Shares redeemed	(20,724,446)	(95,447,904)	(44,087,536)	(210,034,942)

Net increase	28,287,121	$130,189,476	33,165,603	$158,613,933

Class I
Shares sold	7,623,704	$43,607,425	11,870,282	$68,384,117
Shares issued upon reinvestment of distributions	1,985,005	11,295,085	3,482,492	19,854,448
Shares redeemed	(4,473,720)	(25,556,521)	(13,301,349)	(76,146,499)

Net increase	5,134,989	$29,345,989	2,051,425	$12,092,066

*	Class B Shares were fully redeemed and closed on April 25, 2013.

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2014 is set forth below:

	Beginning Shares	Shares Sold	Ending Shares	Dividend Income	Realized Gain	Value at June 30, 2014	Percent Owned of Shares Outstanding
Corning Natural Gas Holding Co.	325,032	—	325,032	$87,759	$—	$6,559,146	14.50%

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 25, 2014, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “ Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and longer term performance of the Fund against a peer group of utilities funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund’s performance was within the second quintile of its peer groups for the one year period the fourth quintile for the three year period and in the third quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was average within these groups. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q214SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/02/2014

*  Print the name and title of each signing officer under his or her signature.